OTHER REQUIRED DISCLOSURES (Statement of comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ (3,257,038)	$ (3,152,645)
(Decrease) / Increase on change in value of currency translation adjustment	(449,981)	(104,393)
Reclassification of currency translation adjustment to income statement	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	(3,707,019)	(3,257,038)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	810	75
Gains (losses) on cash flow hedges, before tax	(14)	363
Reclassification adjustments on cash flow hedges, before tax	(117)	372
Other comprehensive income, before tax, cash flow hedges	679	810
Accumulated other comprehensive income, tax	(129)	(22)
Gains (losses) on cash flow hedges, tax	(108)	3
Reclassification adjustments on exchange differences on translation, tax	35	(110)
Accumulated other comprehensive income, tax	(202)	(129)
Other comprehensive income, net of tax, cash flow hedges	681	53
Gains (losses) on cash flow hedges, net of tax	(122)	366
Reclassification adjustments on cash flow hedges, net of tax	(82)	262
Other comprehensive income, net of tax, cash flow hedges	$ 477	$ 681